Load [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%
Tennessee Tax-Free Income Series
Prospectus [Line Items]
Average Annual Return, Percent		0.52%	0.53%	1.52%
Tennessee Tax-Free Income Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.52%	0.53%	1.52%
Tennessee Tax-Free Income Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.40%	0.99%	1.78%

[1]	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.